UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel Spearo
                                         Trust for Professional Managers
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5384

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Roosevelt Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
 POWERHARES GLOBAL EXCHANGE                                                                  Agenda Number:  933829991
--------------------------------------------------------------------------------------------------------------------------
        Security:  73936Q769
    Meeting Type:  Special
    Meeting Date:  20-Jun-2013
          Ticker:  BKLN
            ISIN:  US73936Q7694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONN R. BAGGE                                             Mgmt          For                            For
       TODD J. BARRE                                             Mgmt          For                            For
       KEVIN M. CAROME                                           Mgmt          For                            For
       MARC M. KOLE                                              Mgmt          For                            For
       YUNG BONG LIM                                             Mgmt          For                            For
       PHILIP M. NUSSBAUM                                        Mgmt          For                            For
       GARY R. WICKER                                            Mgmt          For                            For
       DONALD H. WILSON                                          Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 08/20/2013